Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

NOTE 15: Cash and cash equivalents

Thousands of $ For the years ended December 31	2023	2022
Cash and cash equivalents	22,380	15,503
Total cash and cash equivalents	$22,380	$15,503

The bank balances and cash held by the Company and short-term bank deposits have an original maturity of less than 3 months. The carrying amount of these assets approximates their fair value.

The Company had no restricted cash in 2023 and 2022.